Cover	Aug. 15, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 15, 2025
Entity File Number	1-41423
Entity Registrant Name	CONNEXA SPORTS TECHNOLOGIES INC.
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	74 E. Glenwood Ave.
Entity Address, Address Line Two	#320
Entity Address, City or Town	Smyrna
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19977
City Area Code	(443)
Local Phone Number	407-7564
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	YYAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2709 N. Rolling Road
Entity Address, Address Line Two	Suite 138
Entity Address, City or Town	Windsor Mill
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21244